PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
12.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012

Digital display network equipment	$81,403	$89,327
Gas station display network equipment	14,422	14,802
Furniture and fixture	816	847
Computer and office equipment	2,455	2,626
Vehicle	1,038	1,219
Software	10,250	10,355
Property	2,446	4,244
Leasehold improvement	1,272	1,351
	114,102	124,771
Less: accumulated depreciation and amortization	(57,673)	(78,841)

	$56,429	$45,930